                                                THE [LOGO]
                                                HARTFORD

                             December 2, 1997


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

ATTN: Filing Room

RE:  American Maturity Life Insurance Company
     Separate Account AMLVA - The AARP Variable Annuity
     Registration Statement Filed on Form N-4

Dear Sir/Madam:

Pursuant to Rule 497(j) and in lieu of filing a final prospectus, we hereby certify respecting the above-captioned registration statement on Form N-4 that:

    1. the form prospectus and Statement of Additional Information that would have been filed under Rule 497 would not have differed from that contained in the most recent amendment to the registration statement, and

    2. the text of the most recent amendment to the registration statement has been filed electronically on November 18, 1997.

Sincerely,



Marianne O'Doherty
Associate Counsel

                                             Hartford Life Insurance Companies
                                             200 Hopmeadow Street
                                             Simsbury, CT 06089
                                             860 547-5000

                                             Mailing Address: P.O. Box 2999
                                             Hartford, CT 06104-2999